Rule 497(e)

File No. 333-283221

REX ETF Trust

(the “Trust”)

Supplement to the Statement of Additional Information for each series listed in Appendix A (each, a “Fund”)

Dated February 6, 2026

Effective February 2, 2026, Ian Merrill no longer serves on the Board of Trustees of the Trust. Accordingly, all references to Ian Merrill in each Fund’s Statement of Additional Information are hereby deleted.

Please Keep This Supplement With Your Fund’s Statement of Additional Information For Future Reference

Appendix A

Funds

REX COIN Growth & Income ETF	REX JPM Growth & Income ETF
REX MSTR Growth & Income ETF	REX LLY Growth & Income ETF
REX NVDA Growth & Income ETF	REX MARA Growth & Income ETF
REX TSLA Growth & Income ETF	REX META Growth & Income ETF
REX AAPL Growth & Income ETF	REX MSFT Growth & Income ETF
REX AMD Growth & Income ETF	REX NFLX Growth & Income ETF
REX AMZN Growth & Income ETF	REX NOW Growth & Income ETF
REX ASML Growth & Income ETF	REX O Growth & Income ETF
REX AVGO Growth & Income ETF	REX PLTR Growth & Income ETF
REX BABA Growth & Income ETF	REX RGTI Growth & Income ETF
REX BKNG Growth & Income ETF	REX SMCI Growth & Income ETF
REX BRK.B Growth & Income ETF	REX SMR Growth & Income ETF
REX CEPT Growth & Income ETF	REX SNOW Growth & Income ETF
REX CRWD Growth & Income ETF	REX TEM Growth & Income ETF
REX CRWV Growth & Income ETF	REX TLT Growth & Income ETF
REX DKNG Growth & Income ETF	REX TSM Growth & Income ETF
REX GME Growth & Income ETF	REX UNH Growth & Income ETF
REX GOOGL Growth & Income ETF	REX WMT Growth & Income ETF
REX HOOD Growth & Income ETF	REX IncomeMax Option Strategy ETF
REX IBIT Growth & Income ETF	REX Drone ETF
REX IONQ Growth & Income ETF	The Laddered T-Bill ETF